1

Wilmington Large-Cap Strategy Fund

PORTFOLIO OF INVESTMENTS

January 31, 2022 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.8%

COMMUNICATION SERVICES – 9.5%

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.0%

AT&T, Inc.	105,502	$2,690,301

EchoStar Corp., Class A*	170	4,027

Lumen Technologies, Inc.	15,185	187,687

Verizon Communications, Inc.	60,900	3,241,707

		$6,123,722

ENTERTAINMENT – 1.5%

Activision Blizzard, Inc.	11,570	914,146

Electronic Arts, Inc.	4,160	551,866

Liberty Media Corp. – Liberty Formula One, Class A*	105	5,754

Liberty Media Corp. – Liberty Formula One, Class C*	3,085	185,810

Lions Gate Entertainment Corp., Class A*,#	150	2,352

Live Nation Entertainment, Inc.*	2,020	221,210

Madison Square Garden Entertainment Corp.*	329	23,303

Madison Square Garden Sports Corp.*	229	38,030

Netflix, Inc.*	6,350	2,712,339

Playtika Holding Corp.*	650	11,069

Roku, Inc.*	1,650	270,682

Spotify Technology SA*	2,050	402,333

Take-Two Interactive Software, Inc.*	1,750	285,845

Walt Disney Co. (The)*	26,833	3,836,314

World Wrestling Entertainment, Inc., Class A	350	17,479

Zynga, Inc., Class A*	14,000	126,980

		$9,605,512

INTERACTIVE MEDIA & SERVICES – 5.7%

Alphabet, Inc., Class A*	4,445	12,028,481

Alphabet, Inc., Class C*	4,129	11,205,982

IAC/InterActiveCorp*	1,150	157,021

Match Group, Inc.*	4,042	455,533

Meta Platforms, Inc., Class A*	34,880	10,926,509

Pinterest, Inc., Class A*	8,243	243,663

TripAdvisor, Inc.*	1,600	43,440

Twitter, Inc.*	11,560	433,616

Vimeo, Inc.*	800	11,720

		$35,505,965

MEDIA – 1.1%

Altice USA, Inc., Class A*	2,700	38,934

Cable One, Inc.	90	139,026

Charter Communications, Inc., Class A*	1,852	1,098,866

Comcast Corp., Class A	67,350	3,366,826

Discovery, Inc., Class A*,#	2,200	61,402

Discovery, Inc., Class C*	4,650	127,177

DISH Network Corp., Class A*	3,946	123,904

Fox Corp., Class A	5,476	222,380

Fox Corp., Class B	1,900	70,642

Description	Number of Shares	Value

Interpublic Group of Cos., Inc. (The)	5,868	$208,549

John Wiley & Sons, Inc., Class A	200	10,150

Liberty Broadband Corp., Class A*	335	49,027

Liberty Broadband Corp., Class C*	2,218	329,173

Liberty Media Corp. – Liberty SiriusXM, Class A*	1,043	48,239

Liberty Media Corp. – Liberty SiriusXM, Class C*	2,486	115,674

Loyalty Ventures, Inc.*	316	9,262

New York Times Co. (The), Class A	2,550	102,077

News Corp., Class A	7,057	156,948

News Corp., Class B	1,448	32,204

Nexstar Media Group, Inc., Class A	550	90,959

Omnicom Group, Inc.	3,040	229,094

Sirius XM Holdings, Inc.#	14,990	95,336

ViacomCBS, Inc., Class B	8,046	269,139

		$6,994,988

WIRELESS TELECOMMUNICATION SERVICES – 0.2%

T-Mobile US, Inc.*	8,669	937,726

TOTAL COMMUNICATION SERVICES		$59,167,913

CONSUMER DISCRETIONARY – 12.0%

AUTO COMPONENTS – 0.2%

Aptiv PLC*	4,100	559,978

BorgWarner, Inc.	3,680	161,368

Gentex Corp.	3,580	112,412

Lear Corp.	900	150,588

QuantumScape Corp.*,#	2,400	40,056

		$1,024,402

AUTOMOBILES – 2.2%

Ford Motor Co.	57,050	1,158,115

General Motors Co.*	20,100	1,059,873

Harley-Davidson, Inc.	2,270	78,474

Tesla, Inc.*	12,015	11,254,691

Thor Industries, Inc.	750	70,942

		$13,622,095

DISTRIBUTORS – 0.1%

Genuine Parts Co.	2,120	282,448

LKQ Corp.	3,718	204,081

Pool Corp.	550	261,937

		$748,466

DIVERSIFIED CONSUMER SERVICES – 0.1%

Bright Horizons Family Solutions, Inc.*	883	113,386

Chegg, Inc.*	2,126	56,275

frontdoor, Inc.*	1,100	39,930

Graham Holdings Co., Class B	40	23,805

Grand Canyon Education, Inc.*	600	50,208

H&R Block, Inc.	2,500	57,150

Service Corp. International	2,170	133,932

January 31, 2022 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Terminix Global Holdings, Inc.*	1,968	$84,900

		$559,586

HOTELS, RESTAURANTS & LEISURE – 2.0%

Aramark	3,333	114,289

Booking Holdings, Inc.*	630	1,547,362

Boyd Gaming Corp.*	1,050	62,433

Caesars Entertainment, Inc.*	2,950	224,613

Carnival Corp.*,#	20,300	402,143

Chipotle Mexican Grill, Inc.*	450	668,511

Choice Hotels International, Inc.	410	58,794

Churchill Downs, Inc.	500	105,150

Darden Restaurants, Inc.	1,900	265,753

Domino’s Pizza, Inc.	550	250,057

DraftKings, Inc., Class A*	4,550	100,510

Expedia Group, Inc.*	2,152	394,440

Hilton Worldwide Holdings, Inc.*	3,953	573,620

Hyatt Hotels Corp., Class A*	550	50,386

Las Vegas Sands Corp.*	5,070	222,066

Marriott International, Inc., Class A*	4,036	650,280

Marriott Vacations Worldwide Corp.	550	89,309

McDonald’s Corp.	10,949	2,840,718

MGM Resorts International	5,810	248,203

Norwegian Cruise Line Holdings Ltd.*	5,750	119,772

Penn National Gaming, Inc.*	2,400	109,464

Planet Fitness, Inc., Class A*	1,178	104,418

Restaurant Brands International LP	47	2,663

Royal Caribbean Cruises Ltd.*	3,180	247,436

Six Flags Entertainment Corp.*	1,100	43,439

Starbucks Corp.	17,340	1,704,869

Travel + Leisure Co.	1,160	65,888

Vail Resorts, Inc.	628	174,019

Wendy’s Co. (The)	2,515	57,920

Wyndham Hotels & Resorts, Inc.	1,310	109,974

Wynn Resorts Ltd.*,#	1,568	133,986

Yum China Holdings, Inc.	6,300	303,471

Yum! Brands, Inc.	4,300	538,231

		$12,584,187

HOUSEHOLD DURABLES – 0.4%

DR Horton, Inc.	4,720	421,118

Garmin Ltd.	2,290	284,922

Leggett & Platt, Inc.	2,070	82,490

Lennar Corp., Class A	3,960	380,596

Lennar Corp., Class B	176	14,208

Mohawk Industries, Inc.*	755	119,192

Newell Brands, Inc.	5,769	133,898

NVR, Inc.*	50	266,361

PulteGroup, Inc.	3,590	189,157

Tempur Sealy International, Inc.	2,500	99,525

Toll Brothers, Inc.	1,600	94,352

TopBuild Corp.*	450	104,692

Whirlpool Corp.	835	175,509

		$2,366,020

INTERNET & DIRECT MARKETING RETAIL – 3.3%

Amazon.com, Inc.*	6,460	19,324,896

DoorDash, Inc., Class A*	2,150	244,004

Description	Number of Shares	Value

eBay, Inc.	9,390	$564,057

Etsy, Inc.*	1,900	298,452

Just Eat Takeaway.com NV, ADR*,#	4,730	46,827

Qurate Retail, Inc., Class A	5,900	41,477

Wayfair, Inc., Class A*,#	1,148	178,996

		$20,698,709

LEISURE PRODUCTS – 0.1%

Brunswick Corp.	1,100	99,869

Hasbro, Inc.	1,840	170,163

Mattel, Inc.*	5,050	105,646

Peloton Interactive, Inc., Class A*	4,000	109,320

Polaris, Inc.	900	101,331

YETI Holdings, Inc.*	1,250	81,975

		$668,304

MULTILINE RETAIL – 0.5%

Dollar General Corp.	3,450	719,256

Dollar Tree, Inc.*	3,262	428,040

Kohl’s Corp.	2,410	143,901

Nordstrom, Inc.*,#	1,780	40,050

Ollie’s Bargain Outlet Holdings, Inc.*	873	41,852

Target Corp.	7,110	1,567,257

		$2,940,356

SPECIALTY RETAIL – 2.4%

Advance Auto Parts, Inc.	950	219,935

AutoNation, Inc.*	630	68,670

AutoZone, Inc.*	310	615,768

Bath & Body Works, Inc.	3,310	185,592

Best Buy Co., Inc.	3,680	365,350

Burlington Stores, Inc.*	1,000	236,930

CarMax, Inc.*	2,350	261,250

Carvana Co.*	1,100	178,266

Dick’s Sporting Goods, Inc.#	800	92,320

Five Below, Inc.*	778	127,592

Floor & Decor Holdings, Inc., Class A*	1,510	164,167

Foot Locker, Inc.	1,310	58,531

GameStop Corp., Class A*,#	850	92,591

Gap, Inc. (The)	2,900	52,403

Home Depot, Inc. (The)	15,800	5,798,284

Leslie’s, Inc.*	1,550	32,287

Lithia Motors, Inc.	400	116,852

Lowe’s Cos., Inc.	10,150	2,409,102

O’Reilly Automotive, Inc.*	1,000	651,750

Penske Automotive Group, Inc.	400	40,652

Petco Health & Wellness Co., Inc.*,#	550	10,313

RH*	250	100,705

Ross Stores, Inc.	5,190	507,322

TJX Cos., Inc. (The)	17,680	1,272,430

Tractor Supply Co.	1,650	360,211

Ulta Beauty, Inc.*	800	290,992

Victoria’s Secret & Co.*	1,003	55,997

Vroom, Inc.*,#	1,600	12,832

Williams-Sonoma, Inc.	1,110	178,199

		$14,557,293

TEXTILES, APPAREL & LUXURY GOODS – 0.7%

Capri Holdings Ltd.*	2,700	162,189

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Carter’s, Inc.	550	$51,216

Columbia Sportswear Co.	468	43,463

Deckers Outdoor Corp.*	400	128,092

Hanesbrands, Inc.	5,200	83,720

Lululemon Athletica, Inc.*	1,700	567,392

NIKE, Inc., Class B	18,190	2,693,393

PVH Corp.	1,070	101,661

Ralph Lauren Corp.	735	81,467

Skechers USA, Inc., Class A*	1,843	77,406

Tapestry, Inc.	3,880	147,246

Under Armour, Inc., Class A*,#	2,428	45,719

Under Armour, Inc., Class C*	3,350	53,567

VF Corp.	4,950	322,790

		$4,559,321

TOTAL CONSUMER DISCRETIONARY		$74,328,739

CONSUMER STAPLES – 4.7%

BEVERAGES – 1.1%

Boston Beer Co., Inc. (The), Class A*	100	42,083

Brown-Forman Corp., Class A	700	43,848

Brown-Forman Corp., Class B	2,125	143,289

Coca-Cola Co. (The)	46,750	2,852,217

Constellation Brands, Inc., Class A	1,850	439,837

Keurig Dr. Pepper, Inc.	8,350	316,883

Molson Coors Beverage Co., Class B	2,300	109,618

Monster Beverage Corp.*	4,550	394,576

PepsiCo., Inc.	16,650	2,889,108

		$7,231,459

FOOD & STAPLES RETAILING – 1.1%

Albertsons Cos., Inc., Class A	1,650	46,448

Casey’s General Stores, Inc.	435	81,697

Costco Wholesale Corp.	5,350	2,702,445

Grocery Outlet Holding Corp.*	1,100	27,918

Kroger Co. (The)	9,050	394,490

Sysco Corp.	5,900	461,085

U.S. Foods Holding Corp.*	2,850	100,491

Walgreens Boots Alliance, Inc.	8,700	432,912

Walmart, Inc.	17,300	2,418,713

		$6,666,199

FOOD PRODUCTS – 0.8%

Archer-Daniels-Midland Co.	6,600	495,000

Beyond Meat, Inc.*,#	700	45,591

Bunge Ltd.	1,645	162,625

Campbell Soup Co.	2,250	99,270

Conagra Brands, Inc.	5,350	185,966

Darling Ingredients, Inc.*	1,950	124,351

Flowers Foods, Inc.	1,700	47,821

Freshpet, Inc.*	450	41,863

General Mills, Inc.	7,300	501,364

Hain Celestial Group, Inc. (The)*	1,200	43,836

Hershey Co. (The)	1,700	335,019

Hormel Foods Corp.	3,300	156,651

Ingredion, Inc.	850	80,495

J.M. Smucker Co. (The)	1,250	175,725

Kellogg Co.	2,900	182,700

Kraft Heinz Co. (The)	8,350	298,930

Description	Number of Shares	Value

Lamb Weston Holdings, Inc.	1,850	$118,788

McCormick & Co., Inc.	3,000	300,930

Mondelez International, Inc., Class A	16,600	1,112,698

Pilgrim’s Pride Corp.*	550	15,384

Post Holdings, Inc.*	638	67,513

TreeHouse Foods, Inc.*	50	1,937

Tyson Foods, Inc., Class A	3,300	299,937

		$4,894,394

HOUSEHOLD PRODUCTS – 1.1%

Church & Dwight Co., Inc.	2,950	302,818

Clorox Co. (The)	1,500	251,790

Colgate-Palmolive Co.	9,900	816,255

Kimberly-Clark Corp.	4,000	550,600

Procter & Gamble Co. (The)	29,050	4,661,072

Reynolds Consumer Products, Inc.	500	15,135

Spectrum Brands Holdings, Inc.	500	44,690

		$6,642,360

PERSONAL PRODUCTS – 0.1%

Coty, Inc., Class A*	3,140	26,627

Estee Lauder Cos., Inc. (The), Class A	2,800	873,012

Herbalife Nutrition Ltd.*	1,250	53,138

		$952,777

TOBACCO – 0.5%

Altria Group, Inc.	22,250	1,132,080

Philip Morris International, Inc.	18,700	1,923,295

		$3,055,375

TOTAL CONSUMER STAPLES		$29,442,564

ENERGY – 3.4%

ENERGY EQUIPMENT & SERVICES – 0.3%

Baker Hughes Co.	11,450	314,188

ChampionX Corp.*	80	1,792

Halliburton Co.	13,863	426,149

NOV, Inc.	6,398	105,055

Schlumberger NV	22,046	861,337

		$1,708,521

OIL, GAS & CONSUMABLE FUELS – 3.1%

Antero Midstream Corp.	4,200	41,790

APA Corp.	5,740	190,625

Cheniere Energy, Inc.	3,730	417,387

Chevron Corp.	30,164	3,961,438

ConocoPhillips	20,478	1,814,760

Continental Resources, Inc.	1,115	57,913

Coterra Energy, Inc.	12,074	264,421

Devon Energy Corp.	10,486	530,277

Diamondback Energy, Inc.	2,797	352,870

DT Midstream, Inc.	1,325	68,503

EOG Resources, Inc.	9,080	1,012,238

EQT Corp.*	4,300	91,375

Exxon Mobil Corp.	66,093	5,020,424

Hess Corp.	4,290	395,924

HollyFrontier Corp.	2,190	77,000

Kinder Morgan, Inc.	30,555	530,435

Marathon Oil Corp.	12,100	235,587

January 31, 2022 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Marathon Petroleum Corp.	9,600	$688,800

New Fortress Energy, Inc.#	350	7,686

Occidental Petroleum Corp.	13,160	495,737

ONEOK, Inc.	6,860	416,265

Phillips 66	6,840	579,964

Pioneer Natural Resources Co.	3,376	738,973

Targa Resources Corp.	3,500	206,780

Texas Pacific Land Corp.	100	107,500

Valero Energy Corp.	6,320	524,370

Williams Cos., Inc. (The)	19,070	570,956

		$19,399,998

TOTAL ENERGY		$21,108,519

FINANCIALS – 12.5%

BANKS – 4.4%

Bank of America Corp.	113,800	5,250,732

Bank of Hawaii Corp.	670	57,667

Bank OZK	2,050	96,042

BOK Financial Corp.	470	48,199

Citigroup, Inc.	31,432	2,046,852

Citizens Financial Group, Inc.	6,700	344,849

Comerica, Inc.	2,130	197,621

Commerce Bancshares, Inc.	1,837	126,588

Cullen/Frost Bankers, Inc.	940	132,549

East West Bancorp, Inc.	2,273	196,251

Fifth Third Bancorp	10,800	482,004

First Citizens BancShares, Inc., Class A	150	116,862

First Hawaiian, Inc.	2,200	62,370

First Horizon Corp.	8,734	149,439

First Republic Bank	2,800	486,052

FNB Corp.	4,950	63,954

Huntington Bancshares, Inc.	22,946	345,567

JPMorgan Chase & Co.	46,320	6,883,152

KeyCorp.	14,644	366,979

M&T Bank Corp.§	1,610	272,702

PacWest Bancorp	1,689	78,420

People’s United Financial, Inc.	6,750	130,815

Pinnacle Financial Partners, Inc.	1,150	111,216

PNC Financial Services Group, Inc. (The)	6,710	1,382,193

Popular, Inc.	1,188	105,934

Prosperity Bancshares, Inc.	1,323	96,910

Regions Financial Corp.	15,256	349,973

Signature Bank	950	289,398

Sterling Bancorp	3,050	80,185

SVB Financial Group*	900	525,510

Synovus Financial Corp.	2,244	111,661

Truist Financial Corp.	21,157	1,329,083

U.S. Bancorp	21,270	1,237,701

Umpqua Holdings Corp.	3,450	69,966

Webster Financial Corp.	1,550	88,055

Wells Fargo & Co.	63,275	3,404,195

Western Alliance Bancorp	1,495	148,289

Wintrust Financial Corp.	850	83,359

Zions Bancorp NA	2,440	165,481

		$27,514,775

Description	Number of Shares	Value

CAPITAL MARKETS – 3.4%

Affiliated Managers Group, Inc.	670	$97,961

Ameriprise Financial, Inc.	1,740	529,499

Ares Management Corp., Class A	2,200	175,384

Bank of New York Mellon Corp. (The)	12,120	718,231

BlackRock, Inc.	2,310	1,900,991

Blackstone, Inc.	10,800	1,425,276

Brookfield Asset Management, Inc., Class A	257	14,161

Carlyle Group, Inc. (The)	2,400	122,520

Cboe Global Markets, Inc.	1,700	201,501

Charles Schwab Corp. (The)	23,755	2,083,314

CME Group, Inc.	5,700	1,308,150

Evercore, Inc., Class A	700	87,374

FactSet Research Systems, Inc.	590	248,915

Franklin Resources, Inc.	4,670	149,300

Goldman Sachs Group, Inc. (The)	5,190	1,840,789

Interactive Brokers Group, Inc., Class A	1,248	85,101

Intercontinental Exchange, Inc.	8,790	1,113,341

Invesco Ltd.	5,370	121,684

Jefferies Financial Group, Inc.	3,748	137,327

KKR & Co., Inc.	8,834	628,628

Lazard Ltd., Class A	1,600	69,824

LPL Financial Holdings, Inc.	1,300	224,016

MarketAxess Holdings, Inc.	600	206,688

Moody’s Corp.	2,590	888,370

Morgan Stanley	21,126	2,166,260

Morningstar, Inc.	350	100,594

MSCI, Inc.	1,270	680,872

Nasdaq, Inc.	1,830	327,954

Northern Trust Corp.	3,180	370,915

Raymond James Financial, Inc.	2,915	308,611

S&P Global, Inc.	3,790	1,573,684

SEI Investments Co.	1,590	93,190

State Street Corp.	5,770	545,265

Stifel Financial Corp.	1,500	112,350

T Rowe Price Group, Inc.	3,580	552,859

Tradeweb Markets, Inc., Class A	1,650	139,871

Virtu Financial, Inc., Class A	1,350	41,756

		$21,392,526

CONSUMER FINANCE – 0.7%

Ally Financial, Inc.	5,513	263,080

American Express Co.	9,940	1,787,411

Capital One Financial Corp.	6,700	983,091

Credit Acceptance Corp.*	100	53,956

Discover Financial Services	4,630	535,922

OneMain Holdings, Inc.	1,750	90,405

SLM Corp.	4,860	89,132

Synchrony Financial	8,650	368,404

Upstart Holdings, Inc.*	750	81,758

		$4,253,159

DIVERSIFIED FINANCIAL SERVICES – 1.6%

Apollo Global Management, Inc.	5,776	404,320

Berkshire Hathaway, Inc., Class B*	28,996	9,076,328

Equitable Holdings, Inc.	5,643	189,830

Voya Financial, Inc.	1,880	127,765

		$9,798,243

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

INSURANCE – 2.3%

Aflac, Inc.	10,350	$650,187

Alleghany Corp.*	226	150,064

Allstate Corp. (The)	4,580	552,669

American Financial Group, Inc.	1,050	136,794

American International Group, Inc.	13,180	761,145

American National Group, Inc.	50	9,440

Aon PLC, Class A	3,650	1,009,006

Arch Capital Group Ltd.*	5,870	271,898

Arthur J. Gallagher & Co.	3,230	510,146

Assurant, Inc.	980	149,460

Assured Guaranty Ltd.	900	47,961

Axis Capital Holdings Ltd.	1,480	84,330

Brighthouse Financial, Inc.*	1,250	68,063

Brown & Brown, Inc.	3,740	247,887

Chubb Ltd.	6,747	1,331,048

Cincinnati Financial Corp.	2,356	277,607

CNA Financial Corp.	500	22,955

Erie Indemnity Co., Class A	420	77,322

Everest Re Group Ltd.	620	175,708

Fidelity National Financial, Inc.	4,341	218,569

First American Financial Corp.	1,678	125,028

Globe Life, Inc.	1,943	198,769

GoHealth, Inc., Class A*	750	2,070

Hanover Insurance Group, Inc. (The)	500	68,980

Hartford Financial Services Group, Inc. (The)	5,390	387,379

Kemper Corp.	1,028	61,659

Lemonade, Inc.*,#	650	20,755

Lincoln National Corp.	2,958	207,001

Loews Corp.	3,600	214,776

Markel Corp.*	230	283,530

Marsh & McLennan Cos., Inc.	7,990	1,227,584

Mercury General Corp.	300	16,398

MetLife, Inc.	11,351	761,198

Old Republic International Corp.	3,868	99,137

Primerica, Inc.	623	96,154

Principal Financial Group, Inc.	4,290	313,427

Progressive Corp. (The)	9,180	997,499

Prudential Financial, Inc.	5,980	667,189

Reinsurance Group of America, Inc.	1,140	130,906

RenaissanceRe Holdings Ltd.	678	106,561

Travelers Cos., Inc. (The)	3,830	636,469

Unum Group	3,210	81,470

W.R. Berkley Corp.	2,120	179,140

White Mountains Insurance Group Ltd.	60	62,458

Willis Towers Watson PLC	2,200	514,712

		$14,212,508

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.1%

AGNC Investment Corp.	8,085	120,386

Annaly Capital Management, Inc.	22,380	176,802

New Residential Investment Corp.	7,050	75,082

Starwood Property Trust, Inc.	4,768	118,008

		$490,278

THRIFTS & MORTGAGE FINANCE – 0.0%**

MGIC Investment Corp.	5,100	77,418

New York Community Bancorp, Inc.	6,533	76,175

Description	Number of Shares	Value

Rocket Cos., Inc., Class A#	1,900	$24,016

TFS Financial Corp.	955	16,598

UWM Holdings Corp.#	1,900	9,823

		$204,030

TOTAL FINANCIALS		$77,865,519

HEALTH CARE – 12.7%

BIOTECHNOLOGY – 1.9%

2seventy bio, Inc.*,#	16	299

AbbVie, Inc.	25,661	3,512,734

ACADIA Pharmaceuticals, Inc.*	100	2,249

Alnylam Pharmaceuticals, Inc.*	1,750	240,800

Amgen, Inc.	8,264	1,877,085

Biogen, Inc.*	2,200	497,200

BioMarin Pharmaceutical, Inc.*	2,650	234,869

Bluebird Bio, Inc.*,#	50	395

CureVac NV*,#	500	9,655

Exact Sciences Corp.*	2,550	194,718

Exelixis, Inc.*	4,700	85,070

Gilead Sciences, Inc.	18,294	1,256,432

Global Blood Therapeutics, Inc.*	50	1,443

Horizon Therapeutics PLC*	3,050	284,656

Incyte Corp.*	2,810	208,867

Ionis Pharmaceuticals, Inc.*	2,050	65,190

Iovance Biotherapeutics, Inc.*	2,050	34,133

Mirati Therapeutics, Inc.*	550	65,615

Moderna, Inc.*	4,950	838,183

Natera, Inc.*	1,150	81,248

Neurocrine Biosciences, Inc.*	1,300	102,726

Novavax, Inc.*,#	1,100	103,070

Regeneron Pharmaceuticals, Inc.*	1,450	882,455

Sage Therapeutics, Inc.*	800	31,536

Sarepta Therapeutics, Inc.*	1,115	79,801

Seagen, Inc.*	1,950	262,294

Ultragenyx Pharmaceutical, Inc.*	950	66,434

United Therapeutics Corp.*	640	129,197

Vertex Pharmaceuticals, Inc.*	3,643	885,431

		$12,033,785

HEALTH CARE EQUIPMENT & SUPPLIES – 2.7%

Abbott Laboratories	25,095	3,198,609

ABIOMED, Inc.*	600	177,522

Align Technology, Inc.*	1,110	549,406

Baxter International, Inc.	7,380	630,547

Becton Dickinson & Co.	4,184	1,063,322

Boston Scientific Corp.*	20,750	890,175

Cooper Cos., Inc. (The)	700	278,810

DENTSPLY SIRONA, Inc.	3,229	172,493

DexCom, Inc.*	1,400	602,672

Edwards Lifesciences Corp.*	8,966	979,087

Envista Holdings Corp.*	2,500	108,100

Globus Medical, Inc., Class A*	1,050	70,067

Hologic, Inc.*	3,640	255,674

ICU Medical, Inc.*	300	64,008

IDEXX Laboratories, Inc.*	1,230	623,979

Insulet Corp.*	1,000	248,000

Integra LifeSciences Holdings Corp.*	1,048	67,848

January 31, 2022 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Intuitive Surgical, Inc.*	5,100	$1,449,318

Masimo Corp.*	750	164,902

Medtronic PLC	20,026	2,072,491

Novocure Ltd.*,#	1,500	102,975

Penumbra, Inc.*	500	113,005

Quidel Corp.*	568	58,708

ResMed, Inc.	2,070	473,202

STERIS PLC	1,350	302,940

Stryker Corp.	5,050	1,252,652

Tandem Diabetes Care, Inc.*	900	106,299

Teleflex, Inc.	710	220,235

Zimmer Biomet Holdings, Inc.	3,210	394,894

		$16,691,940

HEALTH CARE PROVIDERS & SERVICES – 2.6%

Acadia Healthcare Co., Inc.*	1,250	65,812

Amedisys, Inc.*	500	67,550

AmerisourceBergen Corp.	2,120	288,744

Anthem, Inc.	3,610	1,591,974

Cardinal Health, Inc.	4,020	207,311

Centene Corp.*	8,580	667,181

Chemed Corp.	200	93,782

Cigna Corp.	4,792	1,104,364

CVS Health Corp.	19,271	2,052,554

DaVita, Inc.*	1,038	112,488

Encompass Health Corp.	1,480	91,819

Guardant Health, Inc.*,#	1,385	96,327

HCA Healthcare, Inc.	3,600	864,180

Henry Schein, Inc.*	2,070	155,871

Humana, Inc.	1,930	757,525

Laboratory Corp. of America Holdings*	1,407	381,804

McKesson Corp.	2,200	564,784

Molina Healthcare, Inc.*	850	246,908

Oak Street Health, Inc.*,#	1,500	26,070

Premier, Inc., Class A	1,700	64,974

Quest Diagnostics, Inc.	1,850	249,787

UnitedHealth Group, Inc.	13,670	6,460,032

Universal Health Services, Inc., Class B	1,080	140,465

		$16,352,306

HEALTH CARE TECHNOLOGY – 0.2%

American Well Corp., Class A*	600	2,838

Cerner Corp.	4,390	400,368

Change Healthcare, Inc.*	3,600	70,848

Teladoc Health, Inc.*	2,177	166,997

Veeva Systems, Inc., Class A*	1,920	454,157

		$1,095,208

LIFE SCIENCES TOOLS & SERVICES – 1.8%

10X Genomics, Inc., Class A*	1,250	120,338

Adaptive Biotechnologies Corp.*	1,600	27,904

Agilent Technologies, Inc.	4,590	639,479

Avantor, Inc.*	8,795	328,317

Berkeley Lights, Inc.*,#	150	1,457

Bio-Rad Laboratories, Inc., Class A*	290	173,922

Bio-Techne Corp.	550	207,025

Bruker Corp.	1,600	106,560

Charles River Laboratories International, Inc.*	720	237,427

Description	Number of Shares	Value

Danaher Corp.	9,330	$2,666,421

ICON PLC*	102	27,103

Illumina, Inc.*	2,140	746,475

IQVIA Holdings, Inc.*	2,780	680,822

Maravai LifeSciences Holdings, Inc., Class A*	1,150	33,258

Mettler-Toledo International, Inc.*	320	471,258

PerkinElmer, Inc.	1,670	287,524

QIAGEN NV*	3,250	160,842

Repligen Corp.*	800	158,672

Sotera Health Co.*	1,100	23,661

Syneos Health, Inc.*	1,500	135,840

Thermo Fisher Scientific, Inc.	5,720	3,325,036

Waters Corp.*	910	291,309

West Pharmaceutical Services, Inc.	1,050	412,881

		$11,263,531

PHARMACEUTICALS – 3.5%

AstraZeneca PLC, ADR	1	58

Bristol-Myers Squibb Co.	32,526	2,110,612

Catalent, Inc.*	2,350	244,236

Elanco Animal Health, Inc.*	6,750	175,770

Eli Lilly & Co.	12,280	3,013,389

Jazz Pharmaceuticals PLC*	860	119,463

Johnson & Johnson	38,250	6,590,092

Merck & Co., Inc.	36,666	2,987,546

Nektar Therapeutics*	2,900	32,248

Organon & Co.	3,966	126,555

Perrigo Co. PLC	1,808	68,831

Pfizer, Inc.	81,203	4,278,586

Reata Pharmaceuticals, Inc., Class A*,#	50	1,406

Royalty Pharma PLC, Class A	4,950	198,050

Viatris, Inc.	18,255	273,277

Zoetis, Inc.	6,831	1,364,765

		$21,584,884

TOTAL HEALTH CARE		$79,021,654

INDUSTRIALS – 8.8%

AEROSPACE & DEFENSE – 1.5%

Axon Enterprise, Inc.*	1,000	139,930

Boeing Co. (The)*	8,140	1,629,954

BWX Technologies, Inc.	1,505	66,988

Curtiss-Wright Corp.	565	75,026

General Dynamics Corp.	3,730	791,133

HEICO Corp.	750	102,292

HEICO Corp., Class A	1,202	131,859

Hexcel Corp.*	1,350	70,430

Howmet Aerospace, Inc.	5,716	177,710

Huntington Ingalls Industries, Inc.	645	120,744

L3Harris Technologies, Inc.	2,982	624,103

Lockheed Martin Corp.	3,750	1,459,237

Mercury Systems, Inc.*	850	48,382

Northrop Grumman Corp.	2,270	839,673

Raytheon Technologies Corp.	22,804	2,056,693

Spirit AeroSystems Holdings, Inc., Class A	1,290	56,541

Textron, Inc.	3,403	231,608

TransDigm Group, Inc.*	790	486,790

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Virgin Galactic Holdings, Inc.*,#	2,100	$19,320

		$9,128,413

AIR FREIGHT & LOGISTICS – 0.6%

C.H. Robinson Worldwide, Inc.	1,834	191,928

Expeditors International of Washington, Inc.	2,580	295,358

FedEx Corp.	3,710	912,141

GXO Logistics, Inc.*	1,450	117,754

United Parcel Service, Inc., Class B	10,980	2,220,266

		$3,737,447

AIRLINES – 0.2%

Alaska Air Group, Inc.*	1,875	102,637

American Airlines Group, Inc.*,#	9,643	158,820

Copa Holdings SA, Class A*	750	62,685

Delta Air Lines, Inc.*	9,740	386,581

JetBlue Airways Corp.*	4,850	70,956

Southwest Airlines Co.*	9,080	406,421

United Airlines Holdings, Inc.*	5,083	217,959

		$1,406,059

BUILDING PRODUCTS – 0.6%

A.O. Smith Corp.	1,900	145,198

Advanced Drainage Systems, Inc.	850	96,126

Allegion PLC	1,433	175,872

Armstrong World Industries, Inc.	778	77,038

AZEK Co., Inc. (The)*	1,500	49,545

Builders FirstSource, Inc.*	2,750	186,972

Carlisle Cos., Inc.	740	165,346

Carrier Global Corp.	13,250	631,760

Fortune Brands Home & Security, Inc.	2,110	198,699

Johnson Controls International PLC	11,581	841,591

Lennox International, Inc.	500	141,810

Masco Corp.	3,930	248,887

Owens Corning	1,648	146,178

Trane Technologies PLC	3,850	666,435

Trex Co., Inc.*	1,794	164,097

		$3,935,554

COMMERCIAL SERVICES & SUPPLIES – 0.4%

ADT, Inc.	2,560	19,430

Cintas Corp.	1,320	516,820

Clean Harbors, Inc.*	750	69,413

Copart, Inc.*	3,300	426,525

Driven Brands Holdings, Inc.*	350	9,888

IAA, Inc.*	2,268	104,169

MSA Safety, Inc.	550	75,570

Republic Services, Inc.	3,090	394,469

Rollins, Inc.	3,450	106,432

Stericycle, Inc.*	1,485	87,229

Waste Management, Inc.	6,340	953,790

		$2,763,735

CONSTRUCTION & ENGINEERING – 0.1%

AECOM	2,225	153,814

MasTec, Inc.*	900	77,517

Quanta Services, Inc.	2,088	214,480

Valmont Industries, Inc.	310	67,341

		$513,152

Description	Number of Shares	Value

ELECTRICAL EQUIPMENT – 0.7%

Acuity Brands, Inc.	500	$95,765

AMETEK, Inc.	3,610	493,740

Eaton Corp. PLC	6,378	1,010,467

Emerson Electric Co.	9,140	840,423

Generac Holdings, Inc.*	947	267,414

GrafTech International Ltd.	150	1,572

Hubbell, Inc.	840	157,324

nVent Electric PLC	2,216	76,651

Plug Power, Inc.*	8,000	174,960

Regal Rexnord Corp.	1,000	158,480

Rockwell Automation, Inc.	1,720	497,458

Sensata Technologies Holding PLC*	2,398	137,549

Shoals Technologies Group, Inc., Class A*	1,200	20,232

Sunrun, Inc.*	2,950	76,493

Vertiv Holdings Co.	4,200	87,612

		$4,096,140

INDUSTRIAL CONGLOMERATES – 1.0%

3M Co.	8,760	1,454,335

General Electric Co.	16,615	1,569,785

Honeywell International, Inc.	10,620	2,171,578

Roper Technologies, Inc.	1,600	699,456

		$5,895,154

MACHINERY – 1.7%

AGCO Corp.	995	116,614

Allison Transmission Holdings, Inc.	1,850	70,282

Caterpillar, Inc.	8,200	1,652,792

Colfax Corp.*	1,650	67,848

Crane Co.	800	82,808

Cummins, Inc.	2,180	481,518

Deere & Co.	4,240	1,595,936

Donaldson Co., Inc.	1,660	92,396

Dover Corp.	2,210	375,501

Flowserve Corp.	2,148	70,068

Fortive Corp.	4,890	344,941

Gates Industrial Corp. PLC*	1,200	18,564

Graco, Inc.	2,520	182,851

IDEX Corp.	1,120	241,293

Illinois Tool Works, Inc.	4,750	1,111,120

Ingersoll Rand, Inc.	6,144	345,354

ITT, Inc.	1,335	122,713

Lincoln Electric Holdings, Inc.	900	115,056

Middleby Corp. (The)*	850	157,420

Nordson Corp.	850	197,659

Oshkosh Corp.	1,090	124,053

Otis Worldwide Corp.	6,525	557,431

PACCAR, Inc.	5,290	491,917

Parker-Hannifin Corp.	1,910	592,119

Pentair PLC	2,564	163,327

Snap-on, Inc.	780	162,435

Stanley Black & Decker, Inc.	2,470	431,385

Timken Co. (The)	1,000	66,800

Toro Co. (The)	1,580	152,596

Trinity Industries, Inc.	100	2,873

Westinghouse Air Brake Technologies Corp.	2,665	236,919

Woodward, Inc.	875	96,486

January 31, 2022 (unaudited)

8	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Xylem, Inc.	2,760	$289,855

		$10,810,930

MARINE – 0.0%**

Kirby Corp.*	1,000	65,180

PROFESSIONAL SERVICES – 0.6%

Booz Allen Hamilton Holding Corp.	2,050	157,297

CACI International, Inc., Class A*	353	87,353

CoStar Group, Inc.*	6,200	434,992

Dun & Bradstreet Holdings, Inc.*	2,150	43,129

Equifax, Inc.	1,860	445,954

FTI Consulting, Inc.*	500	72,905

IHS Markit Ltd.	5,987	699,222

Jacobs Engineering Group, Inc.	2,000	260,360

Leidos Holdings, Inc.	2,200	196,790

ManpowerGroup, Inc.	810	84,945

Nielsen Holdings PLC	5,600	105,616

Robert Half International, Inc.	1,698	192,315

Science Applications International Corp.	800	65,624

TransUnion	2,950	304,204

Verisk Analytics, Inc.	2,450	480,518

		$3,631,224

ROAD & RAIL – 1.1%

AMERCO	113	68,811

CSX Corp.	33,500	1,146,370

JB Hunt Transport Services, Inc.	1,230	236,824

Knight-Swift Transportation Holdings, Inc.	2,335	132,114

Landstar System, Inc.	590	94,400

Lyft, Inc., Class A*	4,300	165,636

Norfolk Southern Corp.	3,660	995,483

Old Dominion Freight Line, Inc.	1,550	467,992

Ryder System, Inc.	790	57,820

Schneider National, Inc., Class B	323	8,269

Uber Technologies, Inc.*	24,900	931,260

Union Pacific Corp.	9,770	2,389,254

XPO Logistics, Inc.*	1,450	95,947

		$6,790,180

TRADING COMPANIES & DISTRIBUTORS – 0.3%

Air Lease Corp.	1,700	67,677

Fastenal Co.	8,790	498,217

MSC Industrial Direct Co., Inc., Class A	740	60,414

SiteOne Landscape Supply, Inc.*	650	117,078

United Rentals, Inc.*	1,070	342,528

Univar Solutions, Inc.*	2,700	71,550

Watsco, Inc.	500	141,280

WW Grainger, Inc.	740	366,381

		$1,665,125

TOTAL INDUSTRIALS		$54,438,293

INFORMATION TECHNOLOGY – 28.8%

COMMUNICATIONS EQUIPMENT – 0.8%

Arista Networks, Inc.*	3,600	447,516

Ciena Corp.*	2,423	160,669

Cisco Systems, Inc.	62,400	3,473,808

CommScope Holding Co., Inc.*	3,250	30,518

F5, Inc.*	963	199,938

Description	Number of Shares	Value

Juniper Networks, Inc.	4,640	$161,565

Lumentum Holdings, Inc.*	1,200	121,776

Motorola Solutions, Inc.	2,480	575,211

Ubiquiti, Inc.	100	29,004

Viasat, Inc.*	950	41,819

		$5,241,824

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.7%

Amphenol Corp., Class A	8,650	688,453

Arrow Electronics, Inc.*	1,235	153,140

Avnet, Inc.	1,650	66,594

CDW Corp.	2,040	385,662

Cognex Corp.	2,550	169,473

Coherent, Inc.*	350	90,468

Corning, Inc.	11,570	486,403

IPG Photonics Corp.*	550	84,959

Jabil, Inc.	2,158	132,695

Keysight Technologies, Inc.*	2,750	464,255

Littelfuse, Inc.	393	106,098

National Instruments Corp.	2,020	83,264

TD SYNNEX Corp.	643	67,239

Teledyne Technologies, Inc.*	693	292,051

Trimble, Inc.*	3,580	258,333

Vontier Corp.	2,406	67,633

Zebra Technologies Corp., Class A*	800	407,296

		$4,004,016

IT SERVICES – 5.0%

Accenture PLC, Class A	9,500	3,359,010

Akamai Technologies, Inc.*	2,400	274,920

Alliance Data Systems Corp.	790	54,542

Amdocs Ltd.	1,920	145,709

Automatic Data Processing, Inc.	6,280	1,294,748

BigCommerce Holdings, Inc.*	50	1,635

Block, Inc., Class A*	6,800	831,572

Broadridge Financial Solutions, Inc.	1,680	267,490

Cloudflare, Inc., Class A*	3,850	371,140

Cognizant Technology Solutions Corp., Class A	7,860	671,401

Concentrix Corp.	593	119,187

DXC Technology Co.*	3,876	116,590

EPAM Systems, Inc.*	800	380,912

Euronet Worldwide, Inc.*	765	102,426

Fastly, Inc., Class A*,#	1,600	45,856

Fidelity National Information Services, Inc.	9,300	1,115,256

Fiserv, Inc.*	8,810	931,217

FleetCor Technologies, Inc.*	1,200	285,912

Gartner, Inc.*	1,250	367,362

Genpact Ltd.	2,645	131,589

Global Payments, Inc.	4,463	668,914

Globant SA*	700	178,626

GoDaddy, Inc., Class A*	2,650	200,631

International Business Machines Corp.	13,410	1,791,174

Jack Henry & Associates, Inc.	1,100	184,591

Kyndryl Holdings, Inc.*	2,712	45,779

Mastercard, Inc., Class A	12,870	4,972,711

MongoDB, Inc.*	915	370,676

Okta, Inc.*	1,850	366,096

Paychex, Inc.	4,920	579,379

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	9

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

PayPal Holdings, Inc.*	17,365	$2,985,738

Sabre Corp.*	5,150	47,122

Shift4 Payments, Inc., Class A*	700	36,904

Snowflake, Inc., Class A*	2,900	800,110

SolarWinds Corp.	437	5,943

StoneCo Ltd., Class A*	3,750	58,425

Switch, Inc., Class A	1,350	34,601

Twilio, Inc., Class A*	2,450	504,994

VeriSign, Inc.*	1,450	314,911

Visa, Inc., Class A	24,920	5,636,156

Western Union Co. (The)	5,840	110,434

WEX, Inc.*	715	115,101

Wix.com Ltd.*	800	105,096

		$30,982,586

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 5.6%

Advanced Micro Devices, Inc.*	18,000	2,056,500

Allegro MicroSystems, Inc.*	850	24,123

Analog Devices, Inc.	7,942	1,302,250

Applied Materials, Inc.	13,380	1,848,848

Azenta, Inc.	900	75,906

Broadcom, Inc.	5,883	3,446,732

Cirrus Logic, Inc.*	850	76,024

Enphase Energy, Inc.*	1,950	273,917

Entegris, Inc.	2,100	251,664

First Solar, Inc.*	1,600	125,408

Intel Corp.	60,070	2,932,617

KLA Corp.	2,300	895,321

Lam Research Corp.	2,080	1,227,034

Marvell Technology, Inc.	12,411	886,145

Microchip Technology, Inc.	7,928	614,261

Micron Technology, Inc.	16,550	1,361,569

MKS Instruments, Inc.	883	137,156

Monolithic Power Systems, Inc.	680	273,992

NVIDIA Corp.	35,270	8,636,212

NXP Semiconductors NV	4,150	852,576

ON Semiconductor Corp.*	6,478	382,202

Qorvo, Inc.*	1,650	226,512

QUALCOMM, Inc.	16,580	2,914,101

Skyworks Solutions, Inc.	2,450	358,974

SolarEdge Technologies, Inc.*	25	5,956

Teradyne, Inc.	2,450	287,704

Texas Instruments, Inc.	13,650	2,450,038

Universal Display Corp.	600	92,106

Wolfspeed, Inc.*	1,775	167,276

Xilinx, Inc.	3,700	716,135

		$34,899,259

SOFTWARE – 10.0%

Adobe, Inc.*	7,010	3,745,443

Alteryx, Inc., Class A*	850	48,510

Anaplan, Inc.*	2,068	99,843

ANSYS, Inc.*	1,280	435,213

Aspen Technology, Inc.*	1,043	156,617

Atlassian Corp. PLC, Class A*	2,000	648,680

Autodesk, Inc.*	3,230	806,822

Avalara, Inc.*	1,333	146,123

Bentley Systems, Inc., Class B	2,100	84,357

Description	Number of Shares	Value

Bill.com Holdings, Inc.*	1,150	$216,441

Black Knight, Inc.*	2,337	174,340

C3.ai, Inc., Class A*,#	250	6,585

Cadence Design Systems, Inc.*	4,160	632,902

CDK Global, Inc.	1,926	82,760

Ceridian HCM Holding, Inc.*	1,875	142,162

Citrix Systems, Inc.	1,890	192,667

Coupa Software, Inc.*	1,100	147,697

Crowdstrike Holdings, Inc., Class A*	2,869	518,256

Datadog, Inc., Class A*	3,448	503,787

DocuSign, Inc.*	2,900	364,733

Dolby Laboratories, Inc., Class A	990	86,972

Dropbox, Inc., Class A*	4,150	102,713

Duck Creek Technologies, Inc.*	850	21,718

Dynatrace, Inc.*	2,773	152,127

Elastic NV*	1,050	97,913

Everbridge, Inc.*	550	28,116

Fair Isaac Corp.*	450	222,745

Five9, Inc.*	993	124,820

Fortinet, Inc.*	2,000	594,480

Guidewire Software, Inc.*	1,300	131,092

HubSpot, Inc.*	653	319,186

Intuit, Inc.	3,950	2,193,158

Jamf Holding Corp.*,#	700	23,142

Mandiant, Inc.*	3,400	51,306

Manhattan Associates, Inc.*	973	130,256

McAfee Corp., Class A	400	10,260

Microsoft Corp.	110,899	34,487,371

N-Able, Inc.*	436	4,866

nCino, Inc.*,#	550	25,207

NCR Corp.*	1,970	74,978

New Relic, Inc.*	800	84,112

NortonLifeLock, Inc.	7,970	207,300

Nuance Communications, Inc.*	4,355	240,614

Nutanix, Inc., Class A*	2,950	80,653

Oracle Corp.	24,710	2,005,464

Palantir Technologies, Inc., Class A*	24,550	336,580

Palo Alto Networks, Inc.*	1,440	745,056

Paycom Software, Inc.*	750	251,475

Paylocity Holding Corp.*	575	117,288

Pegasystems, Inc.	620	61,516

PTC, Inc.*	1,550	180,203

RingCentral, Inc., Class A*	1,250	220,612

Salesforce.com, Inc.*	13,766	3,202,385

ServiceNow, Inc.*	2,900	1,698,762

Smartsheet, Inc., Class A*	1,705	106,085

Splunk, Inc.*	2,550	315,996

SS&C Technologies Holdings, Inc.	3,300	263,571

Synopsys, Inc.*	2,300	714,150

Teradata Corp.*	1,670	67,368

Trade Desk, Inc. (The), Class A*	6,250	434,625

Tyler Technologies, Inc.*	600	284,280

Unity Software, Inc.*	2,200	231,330

VMware, Inc., Class A	3,019	387,881

Workday, Inc., Class A*	2,800	708,428

Zendesk, Inc.*	1,865	183,721

Zoom Video Communications, Inc., Class A*	3,138	484,131

January 31, 2022 (unaudited)

10	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Zscaler, Inc.*	1,150	$295,676

		$61,945,626

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 6.7%

Apple, Inc.	227,190	39,708,268

Dell Technologies, Inc., Class C*	3,969	225,479

Hewlett Packard Enterprise Co.	20,040	327,253

HP, Inc.	17,640	647,917

NetApp, Inc.	3,353	290,068

Pure Storage, Inc., Class A*	3,845	101,854

Western Digital Corp.*	4,783	247,473

Xerox Holdings Corp.	2,300	48,553

		$41,596,865

TOTAL INFORMATION TECHNOLOGY		$178,670,176

MATERIALS – 2.5%

CHEMICALS – 1.4%

Air Products & Chemicals, Inc.	3,450	973,314

Albemarle Corp.	1,850	408,369

Ashland Global Holdings, Inc.	800	76,832

Axalta Coating Systems Ltd.*	2,710	80,243

Celanese Corp.	1,650	256,921

CF Industries Holdings, Inc.	3,350	230,714

Chemours Co. (The)	2,450	80,140

Corteva, Inc.	11,262	541,477

Dow, Inc.	11,579	691,614

DuPont de Nemours, Inc.	8,062	617,549

Eastman Chemical Co.	2,000	237,860

Ecolab, Inc.	3,900	738,855

Element Solutions, Inc.	3,700	83,028

FMC Corp.	2,050	226,258

Huntsman Corp.	3,000	107,490

International Flavors & Fragrances, Inc.	4,000	527,680

Linde PLC	150	47,802

LyondellBasell Industries NV, Class A	4,200	406,266

Mosaic Co. (The)	5,665	226,317

NewMarket Corp.	100	33,807

Olin Corp.	2,200	111,474

PPG Industries, Inc.	3,650	570,130

RPM International, Inc.	1,900	168,359

Scotts Miracle-Gro Co. (The)	695	105,084

Sherwin-Williams Co. (The)	3,700	1,060,087

Valvoline, Inc.	3,050	100,467

Westlake Chemical Corp.	550	54,258

		$8,762,395

CONSTRUCTION MATERIALS – 0.2%

Eagle Materials, Inc.	600	87,510

Martin Marietta Materials, Inc.	950	369,664

Vulcan Materials Co.	2,000	380,620

		$837,794

CONTAINERS & PACKAGING – 0.4%

Amcor PLC	22,751	273,240

AptarGroup, Inc.	1,065	124,925

Avery Dennison Corp.	1,300	267,046

Ball Corp.	4,950	480,645

Berry Global Group, Inc.*	1,943	130,997

Description	Number of Shares	Value

Crown Holdings, Inc.	1,918	$219,419

Graphic Packaging Holding Co.	4,555	86,135

International Paper Co.	6,400	308,800

Packaging Corp. of America	1,450	218,413

Sealed Air Corp.	2,450	166,404

Silgan Holdings, Inc.	1,305	58,438

Sonoco Products Co.	1,580	89,491

Westrock Co.	4,250	196,180

		$2,620,133

METALS & MINING – 0.5%

Alcoa Corp.	3,000	170,130

Cleveland-Cliffs, Inc.*	7,300	125,122

Freeport-McMoRan, Inc.	22,650	843,033

Newmont Corp.	12,400	758,508

Nucor Corp.	4,450	451,230

Reliance Steel & Aluminum Co.	950	145,236

Royal Gold, Inc.	1,058	107,440

Southern Copper Corp.	1,100	70,279

Steel Dynamics, Inc.	3,050	169,336

United States Steel Corp.#	4,150	85,988

		$2,926,302

PAPER & FOREST PRODUCTS – 0.0%**

Louisiana-Pacific Corp.	1,500	99,660

Sylvamo Corp.*	609	18,142

		$117,802

TOTAL MATERIALS		$15,264,426

REAL ESTATE – 2.9%

REAL ESTATE INVESTMENT TRUSTS – 2.8%

Alexandria Real Estate Equities, Inc.	2,015	392,603

American Campus Communities, Inc.	1,850	96,681

American Homes 4 Rent, Class A	3,990	156,129

American Tower Corp.	5,860	1,473,790

Americold Realty Trust	3,040	86,488

Apartment Income REIT Corp.	1,854	97,928

Apartment Investment & Management Co., Class A*	2,854	20,064

AvalonBay Communities, Inc.	1,872	457,199

Boston Properties, Inc.	2,050	229,764

Brandywine Realty Trust	250	3,215

Brixmor Property Group, Inc.	3,750	95,100

Camden Property Trust	1,270	203,314

Cousins Properties, Inc.	1,833	70,680

Crown Castle International Corp.	5,590	1,020,231

CubeSmart	2,583	131,061

CyrusOne, Inc.	1,598	143,580

Digital Realty Trust, Inc.	3,660	546,182

Douglas Emmett, Inc.	2,210	68,996

Duke Realty Corp.	4,960	286,589

Empire State Realty Trust, Inc., Class A	400	3,568

EPR Properties	1,000	43,970

Equinix, Inc.	1,181	856,107

Equity LifeStyle Properties, Inc.	2,350	183,981

Equity Residential	4,900	434,777

Essex Property Trust, Inc.	873	290,272

Extra Space Storage, Inc.	1,700	336,923

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	11

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Federal Realty Investment Trust	998	$127,235

First Industrial Realty Trust, Inc.	1,600	97,248

Gaming and Leisure Properties, Inc.	2,959	133,688

Healthcare Trust of America, Inc., Class A	2,930	95,372

Healthpeak Properties, Inc.	6,880	243,346

Highwoods Properties, Inc.	1,490	64,249

Host Hotels & Resorts, Inc.*	9,780	169,585

Hudson Pacific Properties, Inc.	2,053	48,512

Invitation Homes, Inc.	7,650	321,147

Iron Mountain, Inc.	3,806	174,772

JBG SMITH Properties	1,721	47,155

Kilroy Realty Corp.	1,525	97,600

Kimco Realty Corp.	7,606	184,522

Lamar Advertising Co., Class A	1,100	121,836

Life Storage, Inc.	975	131,576

Medical Properties Trust, Inc.	7,100	161,596

Mid-America Apartment Communities, Inc.	1,521	314,360

National Retail Properties, Inc.	2,315	102,740

Omega Healthcare Investors, Inc.	3,000	94,440

Orion Office REIT, Inc.*	724	12,047

Paramount Group, Inc.	350	3,042

Park Hotels & Resorts, Inc.*	3,150	57,330

Prologis, Inc.	9,617	1,508,138

Public Storage	1,960	702,719

Rayonier, Inc.	1,915	69,974

Realty Income Corp.	7,240	502,528

Regency Centers Corp.	2,233	160,218

Rexford Industrial Realty, Inc.	1,650	120,730

SBA Communications Corp.	1,450	471,888

Simon Property Group, Inc.	4,193	617,210

SL Green Realty Corp.	960	69,619

Spirit Realty Capital, Inc.	1,450	68,817

STORE Capital Corp.	3,355	106,387

Sun Communities, Inc.	1,450	273,992

UDR, Inc.	3,930	223,381

Ventas, Inc.	4,986	264,358

VICI Properties, Inc.#	7,238	207,152

Vornado Realty Trust	2,326	95,389

Welltower, Inc.	5,570	482,529

Weyerhaeuser Co.	9,642	389,826

WP Carey, Inc.	2,300	178,480

		$17,045,925

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%

CBRE Group, Inc., Class A*	4,310	436,775

Howard Hughes Corp. (The)*	558	53,741

Jones Lang LaSalle, Inc.*	628	157,496

Opendoor Technologies, Inc.*,#	4,800	47,664

Zillow Group, Inc., Class A*	100	4,986

Zillow Group, Inc., Class C*,#	2,395	120,900

		$821,562

TOTAL REAL ESTATE		$17,867,487

UTILITIES – 2.0%

ELECTRIC UTILITIES – 1.3%

Alliant Energy Corp.	2,800	167,608

American Electric Power Co., Inc.	5,950	537,880

Description	Number of Shares	Value

Avangrid, Inc.	450	$21,024

Duke Energy Corp.	9,350	982,311

Edison International	4,500	282,555

Entergy Corp.	2,400	268,248

Evergy, Inc.	2,700	175,392

Eversource Energy	4,150	371,383

Exelon Corp.	11,950	692,502

FirstEnergy Corp.	6,550	274,838

Hawaiian Electric Industries, Inc.	1,200	51,000

IDACORP, Inc.	500	55,110

NextEra Energy, Inc.	24,000	1,874,880

NRG Energy, Inc.	2,900	115,797

OGE Energy Corp.	2,213	83,917

PG&E Corp.*	17,950	229,581

Pinnacle West Capital Corp.	1,450	100,935

PPL Corp.	9,100	270,088

Southern Co. (The)	12,750	885,997

Xcel Energy, Inc.	6,500	452,790

		$7,893,836

GAS UTILITIES – 0.0%**

Atmos Energy Corp.	1,600	171,552

Macquarie Infrastructure Holdings LLC	200	722

National Fuel Gas Co.	1,050	63,767

UGI Corp.	2,500	113,375

		$349,416

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 0.0%**

AES Corp. (The)	8,300	184,094

Brookfield Renewable Corp., Class A	1,450	49,619

Vistra Corp.	5,750	125,408

		$359,121

MULTI-UTILITIES – 0.6%

Ameren Corp.	3,000	266,220

CenterPoint Energy, Inc.	6,900	195,684

CMS Energy Corp.	3,450	222,111

Consolidated Edison, Inc.	4,300	371,735

Dominion Energy, Inc.	9,793	789,903

DTE Energy Co.	2,350	283,010

MDU Resources Group, Inc.	2,350	69,020

NiSource, Inc.	5,050	147,359

Public Service Enterprise Group, Inc.	6,100	405,833

Sempra Energy	3,900	538,824

WEC Energy Group, Inc.	3,800	368,752

		$3,658,451

WATER UTILITIES – 0.1%

American Water Works Co., Inc.	2,200	353,760

Essential Utilities, Inc.	2,600	126,724

		$480,484

TOTAL UTILITIES		$12,741,308

TOTAL COMMON STOCKS (COST $183,689,215)		$619,916,598

January 31, 2022 (unaudited)

12	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

PREFERRED STOCK – 0.0%**

REAL ESTATE – 0.0%**

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%**

Brookfield Property Preferred LP 6.25%#	400	$9,988

TOTAL REAL ESTATE		$9,988

TOTAL PREFERRED STOCK (COST $9,880)		$9,988

RIGHTS – 0.0%**

Bristol-Myers Squibb Co. CVR, Expire 12/31/30*	89	14

TOTAL RIGHTS (COST $0)		$14

WARRANTS – 0.0%**

Occidental Petroleum Corp. CW27, Expire 08/03/27*	1,645	30,301

TOTAL WARRANTS (COST $0)		$30,301

INVESTMENT COMPANIES – 0.1%

EQUITY FUNDS – 0.1%

iShares Russell 1000 ETF#	800	199,632

iShares Russell 1000 Growth ETF#	405	113,019

iShares Russell 1000 Value ETF	670	109,847

TOTAL EQUITY FUNDS		$422,498

TOTAL INVESTMENT COMPANIES (COST $395,499)		$422,498

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.5%

REPURCHASE AGREEMENTS – 0.5%

Bank of America Securities, Inc., 0.04%, dated 1/31/22, due 2/01/22, repurchase price $515,571, collateralized by U.S. Government Agency Securities, 1.50% to 4.50%, maturing 11/01/36 to 2/01/52; total market value of $525,881.	$515,570	515,570

Description	Par Value	Value

Credit Suisse AG, 0.02%, dated 1/31/22, due 2/01/22, repurchase price $205,245, collateralized by U.S. Treasury Securities, 0.13% to 6.25%, maturing 4/30/22 to 2/15/49; total market value of $209,350.	$205,245	$205,245

Daiwa Capital Markets America, 0.05%, dated 1/31/22, due 2/01/22, repurchase price $515,571, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 2/17/22 to 2/01/52; total market value of $525,881.	515,570	515,570

Deutsche Bank Securities, Inc., 0.04%, dated 1/31/22, due 2/01/22, repurchase price $515,571, collateralized by U.S. Treasury Securities, 0.00% to 0.00%, maturing 2/01/22 to 1/26/23; total market value of $525,881.	515,570	515,570

HSBC Securities USA, Inc., 0.05%, dated 1/31/22, due 2/01/22, repurchase price $515,571, collateralized by U.S. Government Agency Securities, 3.00% to 5.00%, maturing 4/20/43 to 6/20/50; total market value of $525,881.	515,570	515,570

RBC Dominion Securities, Inc., 0.05%, dated 1/31/22, due 2/01/22, repurchase price $515,571, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.00%, maturing 8/01/24 to 11/20/51; total market value of $525,881.	515,570	515,570

TOTAL REPURCHASE AGREEMENTS (COST $2,783,095)		$2,783,095

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,783,095)		$2,783,095

TOTAL INVESTMENTS – 100.4% (COST $186,877,689)		$623,162,494

COLLATERAL FOR SECURITIES ON LOAN – (0.5%)		(2,783,095)

OTHER ASSETS LESS LIABILITIES – 0.1%		566,516

TOTAL NET ASSETS – 100.0%		$620,945,915

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

January 31, 2022 (unaudited)

PORTFOLIO OF INVESTMENTS	13

Wilmington Large-Cap Strategy Fund (concluded)

The following is a summary of the inputs used as of January 31, 2022 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$619,916,598	$—	$—	$619,916,598

Preferred Stock	9,988	—	—	9,988

Rights	14	—	—	14

Warrants	30,301	—	—	30,301

Investment Companies	422,498	—	—	422,498

Repurchase Agreements	—	2,783,095	—	2,783,095

Total	$620,379,399	$2,783,095	$—	$623,162,494

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

*	Non-income producing security.

#	Security, or a portion thereof, is on loan.

§	Affiliated company.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

LLC	Limited Liability Corporation

LP	Limited Partnership

NA	National Association

PLC	Public Limited Company

REIT	Real Estate Investment Trust

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2022 (unaudited)